23. Income Taxes (Details - Loss before Provision) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
United States	$ (24,757)	$ (102,483)	$ (75,336)
Foreign	(66,051)	(118,149)	(109,071)
Loss before income taxes	$ (90,808)	$ (220,632)	$ (184,407)